EQUITY-BASED COMPENSATION - Equity-based Compensation by Plan and Total amounts Included in Selling, General and Administrative Expenses (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total equity-based compensation expense	$ 16,491	$ 7,771	$ 91,271	$ 101,188	$ 149,138
Selling, General and Administrative Expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total equity-based compensation expense			91,271	101,188	149,844
Selling, General and Administrative Expenses [Member] | Management Awards
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total equity-based compensation expense			16,500	42,566	41,853
Selling, General and Administrative Expenses [Member] | SCP Awards
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total equity-based compensation expense			271		203
Selling, General and Administrative Expenses [Member] | WME Holdco Awards
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total equity-based compensation expense			40,722	14,110	95,491
Selling, General and Administrative Expenses [Member] | UFC Management Awards
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total equity-based compensation expense			31,742	38,892	11,107
Selling, General and Administrative Expenses [Member] | Other various subsidiaries awards
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total equity-based compensation expense			$ 2,036	$ 5,620	$ 1,190